Investments in and Advances to Unconsolidated Joint Ventures - Additional Disclosures (Details) $ in Thousands	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) investment	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) investment	Dec. 31, 2015 USD ($) investment	Dec. 31, 2014 USD ($)	Jun. 30, 2017	Oct. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of unconsolidated joint ventures with ownership interests | investment	13				13	14
Advances to Affiliate	$ 6,000				$ 4,000	$ 0			$ 4,000
Management fee revenue, unconsolidated joint ventures	$ 1,214		$ 2,175		8,202	12,426	$ 9,582
Equity method investment, acquisition of partner's interest			20,600	$ 20,600
Debt Instrument, Interest Rate, Stated Percentage	7.25%							7.25%
Equity in net income of unconsolidated joint ventures	$ 306		$ (7)		$ 7,691	$ 13,767	$ 8,443
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	5.00%				5.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	35.00%				35.00%	35.00%
Notes Receivable [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Gain on Fair Value Remeasurement [Member]
Schedule of Equity Method Investments [Line Items]
Equity in net income of unconsolidated joint ventures		$ 500
Gain on Joint Venture Closeout [Member] [Member]
Schedule of Equity Method Investments [Line Items]
Equity in net income of unconsolidated joint ventures		$ 1,100
Interest Income on Note to Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%